Earnings per share - Diluted Earnings per Share (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Earnings per share [abstract]
Profit from operations attributable to equity holders of the Group	$ 108,138	$ 130,669	$ 412
Weighted average number of shares in issue (shares)	110,079	115,148	117,453
Adjustments for:
Employee share options and restricted units (shares)	361	466	261
Weighted average number of shares for diluted earnings per share (shares)	110,440	115,614	117,714
Diluted (loss) / earnings per share from operations (USD per share)	$ 0.979	$ 1.130	$ 0.003